Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 258,046	$ 276,468
Purchase price allocation adjustment	57,786	74,349
Property and equipment, tax inflation	53,172	41,212
Other accrued payroll and other liabilities	14,328	20,941
Share-based compensation	5,266	6,532
Provision for contingencies	2,700	2,809
Other deferred tax assets	40,777	20,880
Other deferred tax liabilities	(10,781)	(12,499)
Property and equipment - difference in depreciation rates	(32,850)	(41,087)
Valuation allowance	(301,012)	(270,057)
Net deferred tax asset	87,432	119,548
Operating Loss Carryforwards [Line Items]
Operating tax loss carryforwards	907,159
Foreign currency translation adjustment related to Venezuela's foreign currency exchange differences	26,361
Expire Between 2015 and 2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	248,552
Expire After 2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	184,101
No Expiration Period [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 474,506